Derivatives (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Derivative Instruments

Derivatives designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2013	March 31, 2014
Foreign exchange forward contracts	¥7,403	¥9,736
Interest rate swap agreements	32,205	20,587
Commodity futures	3,739	4,610

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2013	March 31, 2014
Foreign exchange forward contracts	¥149	¥1,800
Currency option contracts	231	53

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives designated as cash flow hedge are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2013	March 31, 2014
Foreign exchange forward contracts	Other current assets	¥659	¥271

		Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2013	March 31, 2014
Foreign exchange forward contracts	Other current liabilities	¥22	¥1
Interest rate swap agreements	Other current liabilities	20	31
Commodity futures	Other current liabilities	181	239

Derivatives not designated as hedging instruments are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2013	March 31, 2014
Foreign exchange forward contracts	Other current assets	¥16	¥4
Currency option contracts	Other current assets	10	7

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivatives designated as cash flow hedge are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Foreign exchange forward contracts	¥(68)	¥277	¥(229)
Interest rate swap agreements	—	(6)	(5)
Commodity futures	(78)	(102)	(32)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions
		For the year ended March 31
		2012	2013	2014
Foreign exchange forward contracts	Cost of sales	¥17	¥81	¥241
Interest rate swap agreements	Interest expense	—	(4)	(7)
Commodity futures	Cost of sales	(196)	(183)	(212)

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions
		For the year ended March 31
		2012	2013	2014
Foreign exchange forward contracts	Foreign exchange gain (loss), net	¥—	¥22	¥23
Currency option contracts	Foreign exchange gain (loss), net	—	40	18
Interest rate currency swap agreements	Other, net	2	—	—